CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	6 Months Ended
Jun. 30, 2023
Changes In Accounting Policies And Disclosures
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3. CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

At the date of authorization of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the six months ended June 30, 2023 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.